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SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

                                    May 25, 2000

Dear Shareholder:

    We are pleased to present the semi-annual report to shareholders for the Schroder All-Asia Fund for the six months ended April 30, 2000.

    The first half of fiscal 2000 was a period of great change for Schroders. On January 18, 2000, Schroders plc announced the sale of its investment banking business to Salomon Smith Barney. It is expected that the sale of the investment bank will prove to have several positive implications for the Schroder Investment Management companies. First, the sale provides ample capital available for investment in our business. In addition, investment management is now the dominant focus of the entire Schroders organization.

    The Asian markets experienced volatility during the past six months. Supported by the quickening pace of global economic growth and vigilant U.S. monetary policy, many Asian markets posted strong gains, only to see some of those gains lost by the end of the period. Although the Japanese economy reaccelerated early in 2000, following the steep drop in GDP that occurred in the latter part of last year, the market remains fragile. In Malaysia and Taiwan, economic progress has continued, as exports remained robust in the face of strong global demand. Economic data from both Hong Kong and China surprised on the upside. In general, the North Asian markets -- particularly Taiwan and Hong Kong -- far outperformed the South Asian emerging markets.

    Going forward, the Fund structure will be simplified by transitioning from a two-tier master/feeder structure to a single-tier stand-alone fund. The Fund will continue to pursue its investment objective through investments across Japan and the developed and emerging Asian markets.

    This report includes performance information, the schedule of investments, comments from the portfolio manager, and other relevant information for the Fund. We encourage you to read the report, and thank you for making Schroders part of your investment program.

                                          Sincerely,

                                          /s/ Alexandra Poe

                                          Alexandra Poe
                                          PRESIDENT

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
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SCHRODER ALL-ASIA FUND
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MANAGEMENT DISCUSSION AND ANALYSIS (AS OF APRIL 30, 2000)

PERFORMANCE

    The Schroder All-Asia Fund's Class A shares returned 13.02% for the six months ended April 30, 2000, not including the deduction of the maximum applicable sales charge. Assuming the maximum applicable sales charge of 5.25% had been paid on an investment made at the start of the six-month period, the Fund's return for Class A shares would have been 7.05%. The Fund outpaced the 50% MSCI Japan Index/50% MSCI All Country Free ex-Japan Index, which returned 6.17% over the same period. The MSCI All Country Asia Free ex-Japan Index returned 8.83% and the Lipper Pacific Basin average returned 11.92% during the period.

    Stock selection was the key to outperformance -- especially in Hong Kong, Korea, Singapore, and Malaysia, which more than offset weakness in India and Japan. The Fund also benefited from its overweight positions in Hong Kong and Malaysia and its underweight positions in Japan and India.

MARKET BACKGROUND

    For the six months to April 30, 2000, Asian markets were volatile. Although the markets finished the period slightly ahead, they relinquished some of their earlier gains. For most of the six-month period, the "new economy" stocks in Asia (ex-Japan) outperformed, while Japanese Internet software-related stocks suffered corrections that in some cases were quite sharp. The outperformance of the North Asian markets -- particularly Taiwan and Hong Kong -- was marked relative to that of South Asian emerging markets. In general, emerging markets in Asia lost some ground, following the outperformance toward the end of 1999. Interest rate concerns hurt the Korean market, and Taiwan was volatile ahead of the Presidential Elections.

    The Hong Kong market continued to favor "new economy" stocks, with technology, media and mobile telecommunication companies leading the way. Economic data from both Hong Kong and China continued to surprise on the upside.

    Even though economic data remained supportive in Singapore, market participants favored Malaysia, where valuations were more attractive. Malaysia's strong economic recovery and abundant liquidity bolstered the market.

PORTFOLIO REVIEW

    Within the Fund's portfolio, we added to our holdings in Japan, reducing the Fund's relative underweighting in Japanese stocks versus the benchmark. The Japanese economy showed signs of recovery, although the yen's comparative strength remained a threat. We targeted stocks that are positioned to benefit from the economy's gradual recovery and where evidence of restructuring should reinforce any profit rebound. Although we remained cautious, we increased the Fund's banking position through the purchase of SUMITOMO BANK, as we regarded its merger with Sakura Bank positively. In our Japanese holdings, we emphasized electronic hardware and component companies, which continued to show strong growth and solid earnings visibility. We switched the holding in NTT DOCOMO, Japan's largest cellular operator, into the parent company NTT, where valuations appeared more supportive.

    We maintained strong confidence in our allocation in Hong Kong. Economic data in both Hong Kong and China reflected the economic turnaround, with GDP rising 8.7% year over year in the fourth quarter of 1999 in Hong Kong, and CPI turning positive in China in February for the first time since March 1998. Admittance to the World Trade Organization (WTO) should be viewed as a long-term positive for China, benefiting both trade and foreign direct investment. With some stocks appearing to be fully valued, we reduced positions, including CHINA TELECOM and HUTCHISON WHAMPOA. Strong performance from their cellular phone investments and positive

--------------------------------------------------------------------------------

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SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------
developments in Internet strategy led to significant gains. At the end of the period, we were focused on banks, real estate, Internet stocks, and cellular telecoms, while remaining cautious in exposure to utilities and fixed line telecoms.

    We also remain very optimistic about Singapore and Malaysia. In Singapore, positive economic data and ongoing corporate restructuring continued. We concentrated our bank positions, favoring DBS GROUP, which divested its noncore asset DBS LAND, and sold UOB. We increased our technology exposure by purchasing contract manufacturers, NATSTEEL ELECTRONICS and VENTURE MANUFACTURING. Sales included SINGAPORE TELECOM, where early deregulation of the market is expected to impact earnings significantly. In Malaysia, although the strong performance toward the end of the period left valuations looking somewhat stretched compared with the rest of the region, over the medium to long term, we remain positive, as we expect strong economic recovery to lead to earnings upgrades. Moreover, the Malaysian currency appears to be undervalued on most measures, and liquidity is abundant.

    Within the emerging markets, we raised the Fund's exposure to Korea and Taiwan. Memory chip manufacturers, such as SAMSUNG ELECTRONICS, outperformed as the outlook for chip prices improved. In Taiwan, the market was volatile ahead of the Presidential elections, but rebounded when Chen Shui-bian of the Democratic Progress Party (DPP) was elected, defeating the ruling party's Kuomintang (KMT) candidate.

OUTLOOK

    The longer-term outlook for the markets remains positive. Economic growth is running ahead of expectations, with private consumption and investment, especially in Japan, providing upside surprises. These factors, set against a backdrop of global growth, are positive for the Asia (ex-Japan) region.

    Going forward, there are risks and opportunities. First, concern remains over global growth and whether it has, or will, peak soon. Although we expect global growth to peak this year, Asia is likely to benefit from rising global technology spending, particularly from Europe and Japan. Asia is also benefiting from more outsourcing of electronics manufacturing to the region, and we expect this trend to continue. In Hong Kong and China, although we expect earnings to be revised up going forward, some "new economy" stocks look fully valued, and the market remains vulnerable to any extended NASDAQ correction.

    Second, concern over U.S. interest rates persists. Rising U.S. interest rates do have an impact on Asian rates, particularly those in Hong Kong, given its currency board system. In this regard, Japan is comparatively immune to higher U.S. interest rates, with the yen's strength having tightened monetary conditions there. The Bank of Japan is therefore likely to keep rate increases on hold, although rising bond issuance should put upward pressure on yields. Elsewhere, strong external surpluses are supportive of local currencies.

    THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGERS AS OF THE DATES SPECIFIED, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGERS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF EACH FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS. CERTAIN SECURITIES DESCRIBED IN THIS REPORT MAY NO LONGER BE HELD BY THE FUND AND THEREFORE NO LONGER APPEAR IN THE SCHEDULE OF INVESTMENTS AS OF APRIL 30, 2000.

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                                       3

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SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

                 PORTFOLIO CHARACTERISTICS AS OF APRIL 30, 2000

                             COUNTRY WEIGHTINGS (a)

COUNTRY                                             % OF NET ASSETS
-------------------------------------------------------------------
Japan                                                       35.1%
Hong Kong                                                   16.1
Taiwan                                                      10.3
Korea                                                        9.8
Malaysia                                                     9.0
Singapore                                                    8.2
India                                                        6.1
Thailand                                                     1.8
Indonesia                                                    0.9
Phillipines                                                  0.6
Cash Equivalents and Other Net Assets                        2.1
                                                      ----------
Total                                                      100.0%
                                                      ==========

                              TOP TEN HOLDINGS (a)

SECURITY                                            % OF NET ASSETS
-------------------------------------------------------------------
Samsung Electronics                                          4.7%
Taiwan Semiconductor Manufacturing                           4.2
Hutchison Whampoa                                            2.8
Cheung Kong (Holdings)                                       2.5
Nippon Telegraph & Telephone                                 2.2
DBS Group Holdings                                           2.2
Nan Ya Plastic                                               2.1
Reliance Insustries                                          2.0
Toyota Motor                                                 1.6
Matsushita Electric Industrial                               1.6
                                                      ----------
Total                                                       25.9%
                                                      ==========

-------------------

(a) Expressed as a percentage of the combined Schedules of Investments of Schroder Asian Growth Fund Portfolio and Schroder Japan Portfolio.

PERFORMANCE INFORMATION - (b)

                            ONE YEAR     FIVE YEARS      INCEPTION        ONE YEAR      FIVE YEARS        INCEPTION
                             ENDED         ENDED          TO DATE          ENDED           ENDED           TO DATE
                           MARCH 31,     MARCH 31,       MARCH 31,       APRIL 30,       APRIL 30,        APRIL 30,
                              2000          2000          2000 (D)          2000           2000           2000 (D)
                           ----------    ----------    --------------    ----------    -------------    -------------
Schroder All-Asia Fund--
  Class A Shares.........     55.75%        0.94%(c)           -1.59%       24.39%            -0.65%(c)         -3.03%

(b) Performance information reflects the deduction of a 5.25% sales charge at the beginning of the period.
(c)  Average annual total return.
(d) Average annual total return from commencement of Fund operations (December 31, 1993).

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT WILL BOTH FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

--------------------------------------------------------------------------------

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SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

ASSETS:
       Investments in Portfolios (Notes 1 and 2):
         Schroder Asian Growth Fund Portfolio           $ 26,008,312
         Schroder Japan Portfolio                         14,372,267
       Other receivables                                       2,702
       Receivable from Investment Adviser (Note 3)             2,885
                                                        ------------
                        Total Assets                      40,386,166
                                                        ------------
LIABILITIES:
       Payable for Fund shares redeemed                      631,211
       Administration fee payable (Note 3)                     1,725
       Shareholder servicing fees payable (Note 4)             8,642
       Advisory fee payable (Note 3)                           6,915
       Accrued expenses and other liabilities                162,198
                                                        ------------
                        Total Liabilities                    810,691
                                                        ------------
                        Net Assets                      $ 39,575,475
                                                        ============
COMPONENTS OF NET ASSETS:
       Paid-in capital                                  $119,237,004
       Undistributed (distributions in excess of)
         net investment income                              (133,896)
       Accumulated net realized gain (loss)              (88,010,055)
       Net unrealized appreciation (depreciation) on
         investments                                       8,482,422
                                                        ------------
                        Net Assets                      $ 39,575,475
                                                        ============

SHARES OF BENEFICIAL INTEREST                              3,257,793
                                                        ============
NET ASSET VALUE PER SHARE*                              $      12.15
                                                        ============
OFFERING PRICE PER SHARE**                              $      12.82
                                                        ============

--------------

                    *   Redemption price per share is equal to net asset value.
                   **   Based on maximum sales charge of 5.25%.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2000 (UNAUDITED)

NET INVESTMENT INCOME (LOSS) ALLOCATED FROM THE PORTFOLIOS
  (NOTE 1):
       Dividend income                                          $   317,864
       Interest income                                               17,461
       Net expenses                                                (260,282)
       Foreign taxes witheld                                       (125,625)
                                                                -----------
                        Total Income (Loss)                         (50,582)
                                                                -----------
EXPENSES:
       Asset allocation (Note 3)                                     46,698
       Shareholder servicing fees (Note 4)                           58,372
       Administration (Note 3)                                       11,675
       Subadministration (Note 3)                                    18,822
       Professional fees                                             21,911
       Printing                                                       4,984
       Trustees fees                                                  5,546
       Transfer agency fees                                          26,313
       Registration fees                                              8,472
                                                                -----------
       Total Expenses                                               202,793
       Expenses borne by Investment Adviser (Note 3)                 (7,925)
                                                                -----------
                        Total Net Expenses                          194,868
                                                                -----------
NET INVESTMENT INCOME (LOSS)                                       (245,450)
                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:
       Net realized gain (loss) on investments sold (a)           4,372,022
       Net realized gain (loss) on foreign currency
         transactions                                              (109,887)
                                                                -----------
                        Net realized gain (loss) on
                          investments and foreign currency
                          transactions                            4,262,135
                                                                -----------
       Change in net unrealized appreciation (depreciation)
         of investments                                           2,068,596
       Change in net unrealized appreciation (depreciation)
         of foreign currency transactions                              (504)
                                                                -----------
                        Net change in unrealized
                          appreciation (depreciation) on
                          investments and foreign currency
                          transactions                            2,068,092
                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
  FOREIGN CURRENCY TRANSACTIONS                                   6,330,227
                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $ 6,084,777
                                                                ===========

--------------

                  (a) Includes capital gains tax paid for sales of securities of Indian issues in the amount of $52,623.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the
                                                              Period Ended         For the
                                                             April 30, 2000       Year Ended
                                                              (Unaudited)      October 31, 1999
                                                             --------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
       Net investment (loss) income                          $    (245,450)      $   (214,273)
       Net realized gain (loss) on investments and
         foreign currency transactions                           4,262,135          1,508,901
       Change in net unrealized appreciation
         (depreciation) of investments and foreign
         currency                                                2,068,092         17,589,351
                                                             -------------       ------------
       Net increase (decrease) in net assets resulting
         from operations                                         6,084,777         18,883,979
                                                             -------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                            --            (67,142)
                                                             -------------       ------------
CAPITAL SHARE TRANSACTIONS:
       Sales of Shares                                           1,777,666          7,506,851
       Redemptions of shares                                   (13,502,191)       (23,895,566)
                                                             -------------       ------------
       Net increase (decrease) from capital share
         transactions                                          (11,724,525)       (16,388,715)
                                                             -------------       ------------
       Net increase (decrease) in net assets                    (5,639,748)         2,428,122
                                                             -------------       ------------
NET ASSETS, BEGINNING OF PERIOD                              $  45,215,223       $ 42,787,101
                                                             -------------       ------------
NET ASSETS, END OF PERIOD                                    $  39,575,475       $ 45,215,223
                                                             =============       ============
Undistributed (distributions in excess of) net investment
  income                                                     $    (133,896)      $    111,554
                                                             =============       ============
OTHER INFORMATION
SHARE TRANSACTIONS
       Sales of shares                                             140,914            828,540
       Reinvestment of shares                                           --                306
       Redemption of shares                                     (1,087,510)        (2,781,938)
                                                             -------------       ------------
       Net increase (decrease) in shares                          (946,596)        (1,953,092)
                                                             =============       ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--CLASS A SHARES

    Selected per share data and ratios for a Class A share outstanding throughout each period: (a)

                                    For the Six Months                              For the Year Ended
                                          ended          ------------------------------------------------------------------------
                                      April 30, 2000     October 31,    October 31,    October 31,    October 31,    October 31,
                                       (Unaudited)           1999           1998           1997           1996           1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period                                  $ 10.75           $  6.95        $  9.34       $  13.15       $  12.62       $  13.84
                                          -------           -------        -------       --------       --------       --------
Investment Operations (b)
  Net Investment Income (Loss)              (0.07)            (0.05)          0.02          (0.05)         (0.03)          0.02
  Net Realized and Unrealized Gain
    (Loss) on Investments and
    Foreign Currency Transactions            1.47              3.86          (2.57)         (3.66)          0.56          (1.24)
                                          -------           -------        -------       --------       --------       --------
Total from Investment Operations             1.40              3.81          (2.55)         (3.71)          0.53          (1.22)
                                          -------           -------        -------       --------       --------       --------
Distributions From
  Net Investment Income                        --             (0.01)            --          (0.09)            --             --
                                          -------           -------        -------       --------       --------       --------
  Tender offer costs charged to
    paid-in-capital in excess of
    par                                        --                --             --          (0.01)            --             --
                                          -------           -------        -------       --------       --------       --------
  Redemption Fee                               --                --           0.16             --             --             --
                                          -------           -------        -------       --------       --------       --------
Net Asset Value, End of Period            $ 12.15           $ 10.75        $  6.95       $   9.34       $  13.15       $  12.62
                                          =======           =======        =======       ========       ========       ========
Market Value, End of Period                   N/A               N/A            N/A       $   8.50       $  12.00       $  11.13
                                          =======           =======        =======       ========       ========       ========
Total investment return based on:
  Market Value (c)                            N/A               N/A            N/A        (28.62%)         7.87%         (7.29%)
                                          =======           =======        =======       ========       ========       ========
  Net Asset Value (c)                      13.02%(e)         54.92%(e)     (25.59%)(e)    (28.43%)         4.20%         (8.82%)
                                          =======           =======        =======       ========       ========       ========
Ratios and Supplementary Data:
Net Assets at End of Period (in
  thousands)                              $39,575           $45,215        $42,788       $150,406       $257,840       $247,490
Ratios to Average Net Assets: (b)
  Expenses including
    reimbursement/waiver of fees            1.95%(f)          1.95%          1.90%          1.78%          1.57%          1.65%
  Expenses excluding
    reimbursement/ waiver of fees           1.98%(f)          2.27%          2.13%          1.78%          1.57%          1.65%
  Net investment income (loss)
    including reimbursement/waiver         (1.05%)(f)        (0.49%)         0.28%         (0.31%)        (0.19%)         0.12%
Portfolio Turnover Rate                       N/A(d)            N/A(d)         N/A(d)         39%            35%            67%

--------------------

                  (a)   The Fund converted from Schroder Asian Growth Fund, Inc., a closed-end fund, on March 20 1998 (See Note 1). For
                        information prior to March 20, 1998, data refers to shares of Schroder Asian Growth Fund.
                  (b)   Includes the Fund's proportionate share of income, expenses and gains/losses of the underlying Portfolios, Schroder
                        Asian Growth Fund Portfolio and Schroder Japan Portfolio,
                        which commenced operations March 23, 1998.
                  (c)   Total returns would have been lower had certain expenses not been reduced during the periods shown (See Note 3). Total
                        return calculations for a period of less than one year are not annualized.
                  (d)   The Fund invests all of its investable assets in Schroder
                        Asian Growth Fund Portfolio and Schroder Japan Portfolio and
                        did not have any direct portfolio turnover for the periods after March 23, 1998. For the periods shown, the portfolio turnover rates of Schroder Asian Growth Fund Portfolio were
                        28%, 73% and 100% and of Schroder Japan Portfolio were 21%,
                        16% and 36%, respectively (See Note 1).
                  (e)   Total returns do not reflect sales charges.
                  (f)   Annualized.

    The accompanying notes are an integral part of the financial statements.

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                                       8
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NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)

NOTE 1. ORGANIZATION

      Schroder Series Trust II (the "Trust") was organized as a Delaware business trust on December 5, 1997. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has one investment portfolio, Schroder All-Asia Fund (the "Fund"). The Fund is a non-diversified portfolio that was converted, as of March 20, 1998, from Schroder Asian Growth Fund, Inc., a closed-end fund that commenced operations on December 30, 1993. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Class A Shares of beneficial interest without par value.

  MASTER-FEEDER ARRANGEMENT

      The Fund currently seeks to achieve its investment objective by investing all its investable assets in Schroder Asian Growth Fund Portfolio and Schroder Japan Portfolio (each, individually a "Portfolio", and, collectively, the "Portfolios"). The Portfolios are separately managed, non-diversified portfolios of Schroder Capital Funds ("Schroder Core"), each of which has the same investment objective as the Fund and, in combination, substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end, management investment company. The Fund may withdraw its investment from the Portfolios at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. As described in Note 7 below, the Trustees have determined that, on or about June 30, 2000, the Fund will begin investing directly in portfolio securities, rather than through the Portfolios.

      The Fund accounts for its investments in each Portfolio as a partnership investment and records daily its share of the Portfolios' income, expenses and realized and unrealized gain or loss. The Portfolios' financial statements are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. As of April 30, 2000 the Fund owned 99.73% and 99.49%, respectively, of the Schroder Asian Growth Fund Portfolio and the Schroder Japan Portfolio and is deemed, for purposes of the Act, to control the Portfolios.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      The following is a summary of significant accounting policies followed by the Trust which are in conformity with generally accepted accounting principles:

  VALUATION OF INVESTMENTS

      The Trust determines the net asset value per share of the Fund as of the close of trading on the New York Stock Exchange on each Fund business day. Valuation of securities held in each Portfolio is discussed in the Notes to the Financial Statements of the Portfolios.

  INVESTMENT INCOME AND EXPENSES

      The Fund records daily its pro rata share of the Portfolios' income, expenses and realized and unrealized gain and loss. In addition, the Fund incurs its own expenses on an accrual basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income and net capital gains, if any, are distributed to shareholders at least annually and are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Portfolios, timing differences and differing characterizations of distributions made by the Fund.

  FEDERAL INCOME TAXES

      It is the policy of the Trust for the Fund to qualify as a "regulated investment company" by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that, among other things, it distributes substantially all of its taxable income, including capital gains, for the fiscal year. In addition, as a result of distributing substantially all of its net investment income during each calendar year, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

      As of October 31, 1999, the Fund had a net tax basis capital loss carryforward for Federal income tax purposes that may be applied against taxable gains until its expiration as follows:

  Amount       Expiring
-----------   ----------
$ 1,039,460   10/31/2003
 26,048,489   10/31/2004
 64,861,903   10/31/2006

NOTE 3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

      The Fund currently invests all its investable assets in the Portfolios, which retain Schroder Investment Management North America Inc. ("SIMNA") to act as investment adviser pursuant to an Investment Advisory Agreement. The Fund, because of its investment in the Portfolios, bears a proportionate share of the investment advisory fees (and other expenses) paid by each Portfolio to SIMNA. See Notes to the Financial Statements of each Portfolio. SIMNA also serves as investment adviser to the Fund under an investment advisory and asset allocation agreement with the Trust. Under this agreement, SIMNA is entitled to receive a monthly fee for asset allocation services at an annual rate of 0.20% of the Fund's average daily net assets with respect to assets invested in the Portfolios.

      The administrator of the Fund is Schroder Fund Advisors Inc. ("Schroder Advisors"), a wholly owned subsidiary of SIMNA. For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.05% of the Fund's average daily net assets. In addition, the Fund has entered into a Sub-Administration Agreement with State Street Bank and Trust Company ("State Street") and Schroder Advisors. Under the Agreement, State Street is entitled to receive an annual fee from the Fund of $25,000, payable monthly. The Fund also bears a proportionate share of administrative fees paid by the Portfolios. See the Notes to Financial Statements of each Portfolio.

      In order to limit the Fund's expenses, SIMNA is contractually obligated, until October 31, 2000, to reduce its compensation (and, if necessary, to pay certain expenses of the Fund) to the extent that the Fund's net total operating expenses attributable to Class A shares exceed the annual rate of 1.95% of the Fund's average daily net assets attributable to such shares.

      For the period ended April 30, 2000 Schroder Advisors retained sales commissions in the amount of $834.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 4. SHAREHOLDER SERVICING PLAN

      The Fund adopted a Shareholder Service Plan (the "Plan") for the Class A Shares under which Schroder Advisors, or other shareholder servicing organizations, provide administrative support services to shareholders of the Fund's Class A Shares. For providing for, or arranging for, the provision of those shareholder services, Schroder Advisors receives compensation monthly at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to its Class A Shares. Schroder Advisors may pay shareholder servicing organizations for those services at an annual rate of up to 0.25%.

NOTE 5. BENEFICIAL INTEREST

      As of April 30, 2000 the Fund had 3 shareholders each owning beneficially or of record more than 5% of the Fund, totaling 43.40% of the Fund's outstanding Class A shares.

NOTE 6. PORTFOLIO INVESTMENT RISK

      For complete risk disclosure, please refer to the Fund's current prospectus.

NOTE 7. SUBSEQUENT EVENTS

      The Trustees of the Trust have determined that, on or about June 30, 2000, the Fund will begin investing directly in portfolio securities, rather than through Schroder Asian Growth Fund Portfolio and Schroder Japan Portfolio. Following that date, in accordance with the Fund's current investment advisory agreement, the Fund will pay SIMNA a monthly fee at the annual rate of 0.90% of the Fund's average daily net assets, which is higher than the contractual advisory fee rate payable by either Portfolio (0.70% per annum for Schroder Asian Growth Portfolio and 0.55% per annum for Schroder Japan Portfolio). SIMNA will no longer receive the asset allocation fee it currently receives from the Fund, which is 0.20% per annum of the Fund's average daily net assets. In addition, the Fund's administration agreement with Schroder Advisors will be amended such that Schroder Advisors will receive compensation at the annual rate of 0.10% (increased from 0.05%) of the Fund's average daily net assets. SIMNA will no longer receive advisory or administrative fees from either Portfolio.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)

       SHARES                                               VALUE
---------------------                                    -----------
                        COMMON STOCKS - 97.5%
                        HONG KONG - 25.1%
         109,000        ASM Pacific Technology           $   386,238
          73,000        Bank of East Asia                    157,922
         114,400        Cable & Wireless HKT                 270,248
          96,000        Cathay Pacific Airways               170,703
          84,000        Cheung Kong (Holdings)             1,002,955
          82,000        China Telecom (Hong Kong) (1)        586,919
          72,000        Dao Heng Bank Group                  332,778
         500,000        E-New Media (1)                       80,242
         369,000        Global Tech (Holdings)               421,634
          69,000        Henderson Land Development           302,080
          79,000        Hutchison Whampoa                  1,146,106
          76,000        Li & Fung                            296,624
          69,000        Sun Hung Kai Properties              540,379
             700        Sunevision Holdings (1)                  912
         543,000        TCL International Holdings           327,655
          47,000        Television Broadcast                 321,319
          94,000        Wharf Holdings                       194,903
                                                         -----------
                                                           6,539,617
                                                         -----------
                        INDIA - 9.4%
           9,000        Associated Cement (1)                 28,656
          30,400        Bajaj Auto                           247,901
          26,600        Bharat Petroleum                     106,416
           8,500        Hindustan Lever                      466,295
          37,500        Hindustan Petroleum                   96,078
           8,000        ITC                                  104,434
          26,500        Larsen & Toubro                      141,738
          54,500        Mahanagar Telephone Nigam            280,951
           4,200        NIIT                                 194,818
         101,000        Reliance Industries                  796,782
                                                         -----------
                                                           2,464,069
                                                         -----------
                        INDONESIA - 1.5%
          76,500        PT Gudang Garam Tbk                  120,666
         122,000        PT Indofood Sukses Makmur (1)         83,132
          31,000        PT Indosat (Persero) Tbk              40,976
         318,500        PT Telekomunikasi Indonesia          138,658
                                                         -----------
                                                             383,432
                                                         -----------
                        KOREA - 15.2%
          37,438        Kookmin Bank                         404,839
          16,800        Korea Electric Power                 492,018
     SHARES                                              VALUE
---------------------                                    -----------
                        KOREA (CONCLUDED)
           5,900        Korea Telecom ADR                $   217,072
           3,490        Pohang Iron & Steel                  280,489
           7,019        Samsung Electronics                1,897,515
          24,000        Shinhan Bank                         230,330
           7,460        SK Telecom                           451,919
                                                         -----------
                                                           3,974,182
                                                         -----------
                        MALAYSIA - 14.0%
         179,000        Arab-Malaysian Finance (1)           256,730
         258,000        Gamuda                               342,876
          66,500        Genting                              267,756
         481,000        Island & Peninsular                  407,594
         144,000        Malayan Banking                      598,751
          31,000        Malaysian Pacific Industries         346,719
         124,000        Malaysian Resources (1)              114,866
          73,000        Resorts World                        236,295
          87,000        Telekom Malaysia                     302,217
         161,000        Tenaga Nasiona                       533,855
          92,000        United Engineers (Malaysia)          237,269
                                                         -----------
                                                           3,644,928
                                                         -----------
                        PHILIPPINES - 1.0%
         189,000        Ayala                                 43,034
          78,800        Manila Electric "B" Shares           141,247
           3,940        Philippine Long Distance
                          Telephone                           70,623
                                                         -----------
                                                             254,904
                                                         -----------
                        SINGAPORE - 12.7%
           3,000        Chartered Semiconductor (1)           25,828
          58,000        City Developments                    263,260
          34,000        Datacraft Asia                       255,000
          65,758        DBS Group Holdings (1)               905,047
         158,000        DBS Land                             223,938
          63,000        Keppel Telecommunications &
                          Transportation                      83,019
          21,000        NatSteel Electronics                 120,531
         119,000        Neptune Orient Lines (1)             106,633
          19,000        Sembcorp Logistics (1)               117,956
          26,000        Singapore Airlines                   269,527
          27,344        Singapore Press Holdings             534,889
          50,000        St Assembly Test Services (1)        210,842
          16,000        Venture Manufacturing
                          (Singapore)                        187,415
                                                         -----------
                                                           3,303,885
                                                         -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)
APRIL 30, 2000 (UNAUDITED)

     SHARES                                              VALUE
---------------------                                    -----------
                        TAIWAN - 16.0%
         220,800        Acer                             $   461,509
          33,635        Asustek Computer                     372,385
          79,000        Compeq Manufacturing                 436,028
         110,000        Macronix International               332,304
         405,065        Nan Ya Plastic                       866,497
         264,170        Taiwan Semiconductor
                          Manufacturing                    1,699,615
                                                         -----------
                                                           4,168,338
                                                         -----------
                        THAILAND - 2.6%
          16,000        Advanced Info Service (1)            187,376
           3,000        Siam Cement                           69,321
         294,736        TelecomAsia (1)                      299,969
         124,000        Thai Farmers Bank (1)                130,239
                                                         -----------
                                                             686,905
                                                         -----------
                        Total Common Stocks
                          (Cost $18,742,360)              25,420,260
                                                         -----------
     SHARES                                              VALUE
---------------------                                    -----------

                        PREFERRED STOCK - 0.2%
                        THAILAND - 0.2%
          64,000        Siam Commercial Bank (1)
                          (Cost $83,744)                 $    51,255
                                                         -----------
                        SHORT TERM INVESTMENT - 2.7%
         721,678        SSgA U.S. Government Money
                          Market Fund 5.677% (2)
                          (Cost $721,678)                    721,678
                                                         -----------

Total Investments
  (Cost $19,547,782) - 100.4%                 26,193,193
Liabilities in Excess of Other Assets -
(0.4%)                                          (115,504)
                                             -----------
Total Net Assets - 100%                      $26,077,689
                                             ===========

------------------

                  (1)   Denotes non-income producing security.
                  (2) Interest rate shown is 7-day yield as of April 30, 2000.
ADR - American Depository Receipts.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

ASSETS:

         Investments in securities, at value
           (Note 2)                                     $26,193,193
         Foreign currency (Cost $107,417)                   107,336
         Dividends receivable                                58,916
         Interest receivable                                  2,899
         Deferred organizational costs                        2,199
         Prepaid expenses                                     1,764
         Due from Investment Adviser (Note 3)                13,075
                                                        -----------
                        Total Assets                     26,379,382
                                                        -----------
LIABILITIES:
       Payable for securities purchased                     201,809
       Advisory fee payable (Note 3)                         15,988
       Administration fee payable (Note 3)                    1,150
       Accrued expenses and other liabilities                82,746
                                                        -----------
                        Total Liabilities                   301,693
                                                        -----------
                        Net Assets                      $26,077,689
                                                        ===========
       Cost of Securities                               $19,547,782
                                                        ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
       Dividend income                                          $  235,602
       Interest income                                              31,975
       Foreign taxes                                               (54,441)
                                                                ----------
                        Total Investment Income                    213,136
                                                                ----------
EXPENSES:
       Investment advisory fees (Note 3)                           112,506
       Administrative fees (Note 3)                                  8,036
       Subadministration fees (Note 3)                              16,232
       Custodian fees                                               78,308
       Professional fees                                            21,293
       Printing expenses                                             4,984
       Trustees fees                                                 2,392
       Amortization of organizational expenses                         379
       Insurance                                                       252
                                                                ----------
                        Total Expenses                             244,382
       Expenses reimbursed by Investment Adviser (Note 3)          (57,944)
                                                                ----------
                        Net Expenses                               186,438
                                                                ----------
NET INVESTMENT INCOME (LOSS)                                        26,698
                                                                ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:
       Net realized gain (loss) on investments sold              4,024,113
       Net realized gain (loss) on foreign currency
         transactions                                              (30,831)
                                                                ----------
                        Net realized gain (loss) on
                          investments and foreign currency
                          transactions                           3,993,282
                                                                ----------
       Change in net unrealized appreciation (depreciation)
         on investments                                          2,000,637
       Change in net unrealized appreciation (depreciation)
         on foreign currency transactions                           31,265
                                                                ----------
       Net change in unrealized appreciation (depreciation)
         on investments and foreign currency transactions        2,031,902
                                                                ----------
NET GAIN (LOSS)                                                  6,025,184
                                                                ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $6,051,882
                                                                ==========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the
                                                            Six Months Ended         For the
                                                             April 30, 2000        Year Ended
                                                              (Unaudited)       October 31, 1999
                                                            ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
       Net investment income (loss)                           $     26,698        $     99,411
       Net realized gain (loss) on investments and
         foreign currency transactions                           3,993,282           1,842,004
       Change in net unrealized appreciation
         (depreciation) on investments and foreign
         currency transactions                                   2,031,902          10,059,885
                                                              ------------        ------------
       Net increase (decrease) in net assets resulting
         from operations                                         6,051,882          12,001,300
                                                              ------------        ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
       Contributions                                             1,449,150           8,033,360
       Withdrawals                                             (11,084,150)        (12,905,279)
                                                              ------------        ------------
       Net decrease (increase) from transactions in
         investors' beneficial interest                         (9,635,000)         (4,871,919)
                                                              ------------        ------------
       Total increase (decrease)                                (3,583,118)          7,129,381
NET ASSETS
         Beginning of period                                    29,660,807          22,531,426
                                                              ------------        ------------
         End of period                                        $ 26,077,689        $ 29,660,807
                                                              ============        ============

--------------

FINANCIAL HIGHLIGHTS

    Portfolio data for the following periods:

                                         For The Six Months
                                               Ended             For The Year         For the Period
                                           April 30, 2000           Ended                 Ended
                                            (Unaudited)        October 31, 1999    October 31, 1998 (a)
-------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses, including waiver of fees             1.16%(b)             1.16%                1.16%(b)
  Expenses, excluding waiver of fees             1.52%(b)             1.34%                1.27%(b)
  Net investment income, including
    waiver of fees                               0.17%(b)             0.37%                2.51%(b)
Portfolio Turnover Rate                            28%(c)               73%                 100%(c)

--------------

                  (a) For the period March 23, 1998 (Commencement of Operations) through October 31, 1998.
                  (b)   Annualized.
                  (c)   Not annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)

NOTE 1. ORGANIZATION

      Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has two investment portfolios. Included in this report is Schroder Asian Growth Fund Portfolio (the "Portfolio"), which is a non-diversified portfolio that received assets from Schroder Asian Growth Fund, Inc. in that Fund's master-feeder structure conversion and commenced operations on March 23, 1998. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold without any sales charges in private placement transactions to qualified investors, including open-end, management investment companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

      The following is a summary of significant accounting policies followed by the Portfolio which are in conformity with generally accepted accounting principles.

  VALUATION OF INVESTMENTS

      Portfolio securities listed on recognized stock exchanges are valued at the last reported sales price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask prices ("mid-market price"), or, if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Short-term investments having a maturity of 60 days or less, are valued at amortized cost, which approximates market value unless the investment adviser believes another valuation is more appropriate. Prices used for valuation generally are provided by independent pricing services. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in accordance with procedures approved by the Schroder Core Board of Trustees.

  REPURCHASE AGREEMENTS

      When entering into repurchase agreements, it is each Portfolio's policy that the Portfolio take into its possession, through its custodian, the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

  INVESTMENT TRANSACTIONS

      Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

  INVESTMENT INCOME

      Dividend income is recorded on the ex-dividend date except that certain foreign dividends are recorded as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED) withholding tax. Interest income is recorded on an accrual basis. Foreign dividend and interest income amounts and realized capital gains or losses are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

  EXPENSE ALLOCATION

      Schroder Core accounts separately for the assets and liabilities and operation of each of its Portfolios. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios in proportion to each Portfolio's net assets.

  FEDERAL INCOME TAXES

      The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain because it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

      Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. The Portfolio provides for taxes on realized gains on securities sold in India and Thailand and unrealized appreciation on securities held in India.

  DEFERRED ORGANIZATION COSTS

      Costs incurred by the Portfolio in connection with its organization are amortized on a straight-line basis over a five-year period.

  FOREIGN CURRENCY

      Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows:
  (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

      The Portfolio may enter into transactions to purchase or sell forward foreign currencies to protect the U.S. dollar value of the underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Portfolio entering into offsetting commitments.

NOTE 3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

      SIMNA is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SIMNA is entitled to receive compensation at an annual rate, payable monthly, of 0.70% of the Portfolio's average daily net assets.

      The administrator of the Portfolio is Schroder Fund Advisors Inc. ("Schroder Advisors"), a wholly owned subsidiary of SIMNA. Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.05% of the Portfolio's average daily net assets. In addition, Schroder Core has entered into a Sub-Administration Agreement with State Street Bank and Trust Company ("State Street") and Schroder

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
  Advisors. Under that Agreement, the Portfolio, together with other mutual funds managed by SIMNA and certain related entities, pays fees to State Street based on the combined average daily net assets of all of the funds in the Schroder complex, according to the following annual rates: 0.06% of the first $1.7 billion of such assets, 0.04% of the next $1.7 billion of such assets, and 0.02% of such assets in excess of $3.4 billion, subject to certain minimum requirements.

      In order to limit the Portfolio's expenses, SIMNA and Schroder Advisors have voluntarily agreed to reduce their compensation (and, if necessary, to pay certain expenses of the Portfolio) to the extent that the Portfolio's net expenses exceed 1.16% of the Portfolio's average daily net assets.

NOTE 4. INVESTMENT TRANSACTIONS

      Purchases and proceeds from sales of non-government investments by the Portfolio, excluding short-term securities for the period ended April 30, 2000 were $3,140,082 and $4,780,825, respectively.

      At April 30, 2000 the identified cost for federal income tax purposes of investments owned by the Portfolio was $19,547,782 with a net unrealized appreciation of $6,645,411. Gross unrealized appreciation and depreciation were $8,137,046 and $1,491,635, respectively. The aggregate cost of each Portfolio's investments was substantially the same for book and federal income tax purposes at April 30, 2000.

NOTE 5. CONCENTRATION OF RISK

      The Portfolio's investments in companies domiciled in Asian countries other than Japan, including countries with limited or developing markets, may cause the Portfolio to be more susceptible to political, social and economic events adversely affecting the Asian countries in which it invests than portfolios not so concentrated in a single region.

      As of April 30, 2000, Schroder All-Asia Fund owned 99.73% of the
  Portfolio.

NOTE 6. SUBSEQUENT EVENTS

      Please see Note 7 to the financial statements for Schroder All-Asia Fund, included elsewhere in this report.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER JAPAN PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)

       SHARES                                               VALUE
---------------------                                    -----------
                        COMMON STOCKS - 98.2%
                        APPLIANCES & HOUSEHOLD DURABLES - 8.7%
          24,000        Matsushita Electric Industrial   $   635,135
           5,420        Sony                                 622,337
                                                         -----------
                                                           1,257,472
                                                         -----------
                        AUTOMOBILES - 4.5%
          13,000        Toyota Motor                         645,961
                                                         -----------
                        BANKING - 2.9%
          56,000        Asahi Bank                           269,451
          12,000        Sumitomo Bank                        150,012
                                                         -----------
                                                             419,463
                                                         -----------
                        BROADCASTING & PUBLISHING - 0.6%
           9,000        Chubu-Nippon Broadcasting             83,528
                                                         -----------
                        CONSTRUCTION & HOUSING - 2.9%
          24,000        Daiwa House Industry                 159,894
          28,000        Sanki Engineering                    108,299
          17,000        Sekisui House                        155,730
                                                         -----------
                                                             423,923
                                                         -----------
                        DATA PROCESSING & REPRODUCTION - 5.5%
          10,000        Canon                                457,104
          12,000        Fujitsu                              339,775
                                                         -----------
                                                             796,879
                                                         -----------
                        ELECTRICAL & ELECTRONICS - 6.5%
          31,000        Hitachi                              370,032
           4,000        Mitsumi Electric                     165,076
          15,000        Omron                                408,063
                                                         -----------
                                                             943,171
                                                         -----------
                        ELECTRONIC COMP. & INSTRUMENTS - 13.4%
           1,300        Mabuchi Motor                        143,146
           3,000        Murata Manufacturing                 582,947
           3,000        Nichicon                              80,502
           1,400        Rohm                                 468,949
           4,000        TDK                                  535,571
          15,000        Yamatake                             121,586
                                                         -----------
                                                           1,932,701
                                                         -----------
     SHARES                                              VALUE
---------------------                                    -----------
                        ENERGY SOURCES - 1.5%
          29,000        Nippon Mitsubishi Oil            $   100,359
          32,000        Showa Shell Sekiyu                   122,882
                                                         -----------
                                                             223,241
                                                         -----------
                        FINANCIAL SERVICES - 5.5%
           6,800        Credit Saison                        111,056
          20,000        Nomura Securities                    503,370
           2,200        Promise                              178,123
                                                         -----------
                                                             792,549
                                                         -----------
                        FOREST PRODUCTS & PAPER - 3.5%
          30,000        Nippon Paper Industries              189,874
          27,000        Oji Paper                            169,388
           7,300        Toppan Forms                         151,983
                                                         -----------
                                                             511,245
                                                         -----------
                        HEALTH & PERSONAL CARE - 7.3%
           8,000        Banyu Pharmaceutical                 176,180
           2,000        Santen Pharmaceutical                 44,230
           7,000        Takeda Chemical Industries           460,528
           7,000        Yamanouchi Pharmaceutical            369,847
                                                         -----------
                                                           1,050,785
                                                         -----------
                        INDUSTRIAL COMPONENTS - 4.3%
          18,000        Bridgestone                          390,575
          17,000        Sumitomo Electric Industries         226,359
                                                         -----------
                                                             616,934
                                                         -----------
                        INSURANCE - 2.4%
          10,000        Tokio Marine & Fire Insurance         97,528
          61,000        Yasuda Fire & Marine Insurance       246,661
                                                         -----------
                                                             344,189
                                                         -----------
                        LEISURE & TOURISM - 0.7%
          12,000        Japan Airport Terminal                98,934
                                                         -----------
                        MACHINERY & ENGINEERING - 1.5%
          10,000        Amano                                 75,968
           2,000        Fuji Machine Mfg.                    138,982
                                                         -----------
                                                             214,950
                                                         -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER JAPAN PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)
APRIL 30, 2000 (UNAUDITED)

     SHARES                                              VALUE
---------------------                                    -----------
                        MERCHANDISING - 2.1%
           6,200        Aoyamma Trading                  $    80,948
           3,000        Ito-Yokado                           219,022
                                                         -----------
                                                             299,970
                                                         -----------
                        METALS-STEEL - 1.2%
         262,000        Sumitomo Metal Industries (1)        169,702
                                                         -----------
                        MULTI-INDUSTRY - 2.5%
          36,000        Sakata Inx                            86,276
          62,000        Teijin                               277,094
                                                         -----------
                                                             363,370
                                                         -----------
                        REAL ESTATE - 3.0%
          20,900        Airport Facilties                     80,257
          66,000        KOA Fire & Marine Insurance          174,051
          32,000        TOC                                  186,543
                                                         -----------
                                                             440,851
                                                         -----------
                        RECREATION OTHER CONSUMER GOODS - 3.3%
          12,000        Fuji Photo Film                      480,792
                                                         -----------
                        TELECOMMUNICATIONS - 6.3%
              73        Nippon Telegraph & Telephone         905,141
                                                         -----------
                        TEXTILE & APPAREL - 0.7%
           8,000        Onward Kashiyama                     103,487
                                                         -----------
     SHARES                                              VALUE
---------------------                                    -----------
                        TRANSPORTATION - ROAD & RAIL - 2.2%
              53        East Japan Railway               $   313,866
                                                         -----------
                        WHOLESALE & INTERNATIONAL TRADE - 5.2%
           4,000        Glory                                 65,216
          35,000        Mitsubishi                           304,428
          52,000        Mitsui & Company                     385,411
                                                         -----------
                                                             755,055
                                                         -----------
                        Total Common Stocks
                          (cost $12,328,375)              14,188,159
                                                         -----------
                        SHORT TERM INVESTMENT - 0.4%
          55,616        SSgA U.S. Government Money
                          Market Fund, 5.677% (2)
                          (cost $55,616)                      55,616
                                                         -----------

Total Investments - 98.6%
  (cost $12,383,991)                          14,243,775
Other Assets Less Liabilities - 1.4%             202,728
                                             -----------
Total Net Assets - 100%                      $14,446,503
                                             ===========

------------------

                  (1)   Denotes non-income producing security.
                  (2) Interest rate shown is 7-day yield as of April 30, 2000.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER JAPAN PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

ASSETS:
       Investments in securities, at value (Note 2)     $14,243,775
       Cash                                                 192,217
       Foreign Currency (Cost $4,232)                         4,121
       Dividends receivable                                  41,224
       Interest receivable                                      618
       Deferred organizational costs                          2,579
       Prepaid expenses                                       1,823
       Due from Investment Adviser (Note 3)                  10,320
                                                        -----------

                        Total Assets                     14,496,677
                                                        -----------

LIABILITIES:
       Advisory fee payable (Note 3)                          6,602
       Administration fee payable (Note 3)                      610
       Accrued expenses and other liabilities                42,962
                                                        -----------

                        Total Liabilities                    50,174
                                                        -----------

                        Net Assets                      $14,446,503
                                                        ===========

       Cost of Securities                               $12,383,991
                                                        ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER JAPAN PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
       Dividend income                                          $ 60,239
       Interest income                                             4,540
       Foreign taxes withheld                                     (9,036)
                                                                --------
                        Total Investment Income                   55,743
                                                                --------
EXPENSES:
       Investment advisory fees (Note 3)                          41,444
       Administrative fees (Note 3)                                3,768
       Subadministration Fees (Note 3)                             7,624
       Custodian fees                                             39,708
       Professional fees                                          22,967
       Printing expenses                                           4,984
       Trustees fees                                               1,175
       Amortization of organizational expenses                       379
                                                                --------
                        Total Expenses                           122,049
       Expenses reimbursed by Investment Adviser (Note 3)        (47,449)
                                                                --------
                        Net Expenses                              74,600
                                                                --------
NET INVESTMENT INCOME (LOSS)                                     (18,857)
                                                                --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:
       Net realized gain (loss) on investments sold              243,567
       Net realized gain (loss) on foreign currency
         transactions                                            (34,991)
                                                                --------
                        Net realized gain (loss) on
                          investments and foreign currency
                          transactions                           208,576
                                                                --------
       Change in net unrealized appreciation (depreciation)
         on investments                                          (34,345)
       Change in net unrealized depreciation (appreciation)
         on foreign currency transactions                        110,543
                                                                --------
                        Net change in unrealized
                          appreciation (depreciation) on
                          investments and foreign currency
                          transactions                            76,198
                                                                --------
NET GAIN (LOSS)                                                  284,774
                                                                --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $265,917
                                                                ========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER JAPAN PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the
                                                            Six Months Ended         For the
                                                             April 30, 2000        Year Ended
                                                              (Unaudited)       October 31, 1999
                                                            ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
       Net investment income (loss)                            $   (18,857)       $    (43,291)
       Net realized gain (loss) on investments and
         foreign currency transactions                             208,576            (186,103)
       Change in net unrealized appreciation
         (depreciation) on investments and foreign
         currency transactions                                      76,198           7,511,355
                                                               -----------        ------------
       Net increase (decrease) in net assets resulting
         from operations                                           265,917           7,281,961
                                                               -----------        ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
       Contributions                                             5,516,150           4,226,057
       Withdrawals                                              (7,028,554)        (16,498,593)
                                                               -----------        ------------
       Net increase (decrease) from transactions in
         investors' beneficial interest                         (1,512,404)        (12,272,536)
                                                               -----------        ------------
       Total increase (decrease)                                (1,246,487)         (4,990,575)
NET ASSETS
       Beginning of period                                      15,692,990          20,683,565
                                                               -----------        ------------
       End of period                                           $14,446,503        $ 15,692,990
                                                               ===========        ============

--------------

FINANCIAL HIGHLIGHTS

    Portfolio data for the following periods:

                                         For The Six Months
                                               Ended             For The Year         For the Period
                                           April 30, 2000           Ended                 Ended
                                            (Unaudited)        October 31, 1999    October 31, 1998 (a)
-------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses, including waiver of fees             0.99%(b)             0.99%                0.99%(b)
  Expenses, excluding waiver of fees             1.62%(b)             1.15%                1.24%(b)
  Net investment income (loss)
    including waiver of fees                    (0.25%)(b)           (0.25%)               0.55%(b)
Portfolio Turnover Rate                            21%(c)               16%                  36%(c)

--------------

                  (a) For the period March 23, 1998 (Commencement of Operations) through October 31, 1998.
                  (b)   Annualized.
                  (c)   Not annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER JAPAN PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)

NOTE 1. ORGANIZATION

      Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has two investment portfolios. Included in this report is Schroder Japan Portfolio (the "Portfolio"), which is a non-diversified portfolio that received assets from Schroder Asian Growth Fund, Inc. in that Fund's master-feeder structure conversion and commenced operations on March 23, 1998. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold without any sales charges in private placement transactions to qualified investors, including open-end, management investment companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

      The following is a summary of significant accounting policies followed by the Trust which are in conformity with generally accepted accounting principles:

  VALUATION OF INVESTMENTS

      Portfolio securities listed on recognized stock exchanges are valued at the last reported sales price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask price ("mid-market price"), or, if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Short-term investments having a maturity of 60 days or less, are valued at amortized cost, which approximates market value, unless the investment adviser believes another valuation is more appropriate. Prices used for valuation generally are provided by independent pricing services. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in accordance with procedures approved by the Schroder Core Board of Trustees.

  REPURCHASE AGREEMENTS

      When entering into repurchase agreements, it is each Portfolio's policy that the Portfolio take into its possession, through its custodian, the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

  INVESTMENT TRANSACTIONS

      Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

  INVESTMENT INCOME

      Dividend income is recorded on the ex-dividend date except that certain foreign dividends are recorded as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER JAPAN PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED) withholding tax. Interest income is recorded on an accrual basis. Foreign dividend and interest income amounts and realized capital gains or losses are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

  EXPENSE ALLOCATION

      Schroder Core accounts separately for the assets and liabilities and operation of each of its Portfolios. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios in proportion to each Portfolio's net assets.

  FEDERAL INCOME TAXES

      The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain because it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

  DEFERRED ORGANIZATION COSTS

      Costs incurred by the Portfolio in connection with its organization are amortized on a straight-line basis over a five-year period.

  FOREIGN CURRENCY

      Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows:
  (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

      The Portfolio may enter into transactions to purchase or sell forward foreign currencies to protect the U.S. dollar value of the underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Portfolio entering into offsetting commitments.

NOTE 3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

      SIMNA is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SIMNA is entitled to receive compensation at an annual rate, payable monthly, of 0.55% of the Portfolio's average daily net assets.

      The administrator of the Portfolio is Schroder Fund Advisors Inc. ("Schroder Advisors"), a wholly owned subsidiary of SIMNA. Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.05% of the Portfolio's average daily net assets. In addition, Schroder Core has entered into a Sub-Administration Agreement with State Street Bank and Trust Company ("State Street") and Schroder Advisors. Under that Agreement, the Portfolio, together with other mutual funds managed by SIMNA and certain related entities, pays fees to State Street based on the combined average daily net assets of all of the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER JAPAN PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED) funds in the Schroder complex, according to the following annual rates: 0.06% of the first $1.7 billion of such assets, 0.04% of the next $1.7 billion of such assets, and 0.02% of such assets in excess of $3.4 billion, subject to certain minimum requirements.

      In order to limit the Portfolio's expenses, SIMNA and Schroder Advisors have voluntarily agreed to reduce their compensation (and, if necessary, to pay certain expenses of the Portfolio) to the extent that the Portfolio's net expenses exceed 0.99% of the Portfolio's average daily net assets.

NOTE 4. TRANSACTIONS WITH AFFILIATES

  BROKERAGE COMMISSIONS

      Brokerage commissions received by affiliates of the Portfolio's investment adviser from transactions conducted during the period ended April 30, 2000, amounted to $65.

NOTE 5. INVESTMENT TRANSACTIONS

      Purchases and proceeds from sales of non-government investments by the Portfolio, excluding short-term securities for the period ended April 30, 2000 were $3,140,082 and $4,780,825, respectively.

      At April 30, 2000 the identified cost for federal income tax purposes of investments owned by the Fund was $12,383,991 with a net unrealized appreciation of $1,859,784. Gross unrealized appreciation and depreciation were $3,642,382 and $1,782,598, respectively. The aggregate cost of the Portfolio's investments was substantially the same for book and federal income tax purposes at April 30, 2000.

NOTE 6. CONCENTRATION OF RISK

      The Portfolio's investments in companies domiciled in Japan may cause the Portfolio to be more susceptible to political, social and economic events adversely affecting Japanese companies than portfolios not so concentrated.

      As of April 30, 2000, Schroder All-Asia Fund owned 99.49% of the
  Portfolio.

NOTE 7. SUBSEQUENT EVENTS

      Please see Note 7 to the financial statements for Schroder All-Asia Fund, included elsewhere in this report.

--------------------------------------------------------------------------------

INVESTMENT ADVISER

Schroder Investment Management
  North America Inc.
787 Seventh Avenue, 34(th) floor
New York, NY 10019

TRUSTEES

Sharon L. Haugh, CHAIRMAN
Catherine A. Mazza, VICE CHAIRMAN
Peter E. Guernsey
John I. Howell
William L. Means

ADMINISTRATOR & DISTRIBUTOR

Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, NY 10019

CUSTODIAN

State Street Bank and Trust Company

TRANSFER & SHAREHOLDER
SERVICING AGENT

Boston Financial Data Services, Inc.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

COUNSEL

Ropes & Gray

The information contained in this report is intended for the general information of the shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust.

Schroder All-Asia Fund
P.O. Box 8507
Boston, MA 02266
800-464-3108

                                     [SCHRODER LOGO]

                                      ------------------------------------------

       Schroder
       All-Asia
       Fund

              SEMI-ANNUAL REPORT
                                        April 30, 2000

                                          (Unaudited)

SAAF0600SAR                                      Schroder Series Trust II